May 4, 2017

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan
Document Control – Edgar

RE:	RiverSource Life Insurance Company (“Company”)

on behalf of RiverSource Variable Life Separate Account (“Registrant”)

File Nos. 333-182361 and 811-04298

RiverSource® Variable Universal Life 5 / RiverSource® Variable Universal Life 5 – Estate Series

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policies do not differ from that contained in Registrant’s Post-Effective Amendment No. 8 (Amendment). This Amendment was filed electronically on April 27, 2017.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and
Assistant Secretary